Significant Accounting Policies - Schedule of Differences between Reported Amount and Reporting Currency Denominated Amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Revenues	$ 673,304	$ 389,330
Cost of Services	(293,051)	(179,835)
Operating Expenses	(429,410)	(246,660)
Loss from operations	(49,157)	(37,165)
Exchange Rate Effect
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Revenues	1,104	659
Cost of Services	(2,131)	(1,281)
Operating Expenses	(19,068)	(11,469)
Loss from operations	(20,095)	(12,091)
10% Stronger CAD Rate
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Revenues	674,408	389,989
Cost of Services	(295,182)	(181,116)
Operating Expenses	(448,478)	(258,129)
Loss from operations	$ (69,252)	$ (49,256)